Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity
21. EQUITY
(a) Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2018	227,000
Exercise of warrants	1,024
Exercise of share options	407
Common shares outstanding at December 31, 2018	228,431
Issued to acquire Yellowhead (Note 14)	17,300
Exercise of share options	463
Common shares outstanding at December 31, 2019	246,194
The Company’s authorized share capital consists of an unlimited number of common shares with no par value.
(b) Share purchase warrants
At December 31, 2019, the Company had 3,000,000 share purchase warrants outstanding at an exercise price of $2.74 per share and with an expiry date of April 1, 2020.

(c) Contributed surplus
Contributed surplus represents employee entitlements to equity settled share-based awards that have been charged to the statement of comprehensive income and loss in the periods during which the entitlements were accrued and have not yet been exercised.
(d) Accumulated other comprehensive income (“AOCI”)
AOCI is comprised of the cumulative net change in the fair value of FVOCI financial assets and cumulative translation adjustments arising from the translation of foreign subsidiaries.